Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Prospectus Date	rr_ProspectusDate	Jul. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2018